                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06441
                                  ----------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  06-30
                        --------------------------------------------------------

Date of reporting period:  12-31-2008
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

INTERNATIONAL BOND FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments(R) is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . .
     . . . . . .                                                  2
      Major Currency and Global Bond Market Returns. . . . . .
     . . . . . .                                                  2

INTERNATIONAL BOND

     Performance . . . . . . . . . . . . . . . . . . . . . . .
     . . . . . .                                                  3
     Portfolio Commentary. . . . . . . . . . . . . . . . . . .
     . . . . . .                                                  5
      Portfolio at a Glance. . . . . . . . . . . . . . . . . .
     . . . . . .                                                  5
      Types of Investments in Portfolio. . . . . . . . . . . .
     . . . . . .                                                  5
      Bond Holdings by Country . . . . . . . . . . . . . . . .
     . . . . . .                                                  6
     Shareholder Fee Example . . . . . . . . . . . . . . . . .
     . . . . . .                                                  7

FINANCIAL STATEMENTS

     Schedule of Investments . . . . . . . . . . . . . . . . .
     . . . . . .                                                  9
     Statement of Assets and Liabilities . . . . . . . . . . .
     . . . . . .                                                 14
     Statement of Operations . . . . . . . . . . . . . . . . .
     . . . . . .                                                 16
     Statement of Changes in Net Assets. . . . . . . . . . . .
     . . . . . .                                                 17
     Notes to Financial Statements . . . . . . . . . . . . . .
     . . . . . .                                                 18
     Financial Highlights. . . . . . . . . . . . . . . . . . .
     . . . . . .                                                 24

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . .
     . . . . . .                                                 30
     Index Definitions . . . . . . . . . . . . . . . . . . . .
     . . . . . .                                                 31

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

INTERNATIONAL BONDS ADVANCED AMID RECESSION AND FINANCIAL TUMULT

Government bond markets worldwide enjoyed solid gains for the last six months of
2008 in an increasingly turbulent economic and financial environment. Widespread liquidity problems in the credit markets led to an increasingly desperate need for capital in the financial sector. The crisis ultimately resulted in an unprecedented series of failures and takeovers of some of the world's largest financial institutions.

The credit difficulties contributed to a significant global economic downturn as the U.S., Europe, and Japan plunged into their first simultaneous recession since World War II. The economic weakness spread to many emerging economies as well, particularly those dependent on exports to developed countries. The slowdown also brought a sharp decline in commodity prices, easing the inflationary pressures that had emerged in the first half of 2008.

Central banks around the world launched a coordinated response to combat the mounting credit crisis and restore global market liquidity. The banks slashed overnight rates to historic lows and injected capital into the financial system.
The combination of central bank action and increased demand for government bonds amid a flight to quality produced a strong rally in the global government bond markets as yields fell and prices rose around the globe.

U.S. DOLLAR WAS MIXED

The U.S. dollar rallied sharply against the euro and British pound as investors worldwide fled to the U.S. Treasury bond market as the safest haven against volatility and chaos in the global financial markets. However, late in the period, the Japanese yen became the safe haven of choice as interest rates around the world converged with already-low rates in Japan. This yield convergence--most notably in the U.S. as the Federal Reserve cut rates to essentially 0%--caused investors to unwind the "yen carry" trade, which involved borrowing at low rates in Japan and investing in higher-yielding debt elsewhere in the world. As a result, the dollar lost ground overall against the Japanese yen.

Major Currency and Global Bond Market Returns
For the six months ended December 31, 2008*

CURRENCY RETURNS
U.S. Dollar vs. Euro 12.76% U.S. Dollar vs. Japanese Yen -14.66%

INTERNATIONAL BOND MARKET RETURNS (IN DOLLARS)
JPMorgan Government Bond Index--Global,
excluding U.S.                                     5.61%
JPMorgan Global Traded Government Bond Index       6.91%

*Total returns for periods less than one year are not annualized.

------

PERFORMANCE
International Bond

Total Returns as of December 31, 2008
                                          Average Annual
                                              Returns
                         6      1       5     10     Since    Inception
                      months(1) year   years years  Inception   Date

INVESTOR CLASS         -1.72%   2.41%  4.80% 5.01%   6.49%     1/7/92

FUND BENCHMARK(2)      -1.06%   4.43%  6.17% 6.27%  7.19%(3)     --

JPMORGAN GLOBAL
TRADED GOVERNMENT
BOND INDEX             6.91%    12.00% 6.24% 5.95%  6.85%(3)     --

Institutional Class    -1.61%   2.66%   --    --     6.12%     8/2/04

A Class(4)
 No sales charge*      -1.83%   2.24%  4.52% 4.74%   4.88%
 With sales charge*    -6.25%   -2.35% 3.57% 4.26%   4.40%    10/27/98

B Class
 No sales charge*      -2.20%   1.44%   --    --     3.20%
 With sales charge*    -7.20%   -2.56%  --    --     0.04%    9/28/07

C Class
 No sales charge*      -2.20%   1.44%   --    --     3.20%
 With sales charge*    -3.14%   1.44%   --    --     3.20%    9/28/07

R Class                -1.99%   1.85%   --    --     3.66%    9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) See Index Definitions page.

(3) Since 12/31/91, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

International Bond

Growth of $10,000 Over 10 Years

$10,000 investment made December 31, 1998

One-Year Returns Over 10 Years
Periods ended December 31
              1999     2000    2001    2002   2003   2004    2005   2006   2007   2008

Investor
Class        -10.36%  -1.20%  -1.66%  23.53%  19.91% 13.10% -8.23%  8.25%  9.89%  2.41%

Fund
benchmark    -9.61%   -0.23%  -1.16%  25.26%  21.97% 14.39% -8.04%  9.68%  11.98% 4.43%

JPMorgan
Global
Traded
Government
Bond
Index        -5.08%   2.32%   -0.80%  19.37%  14.53% 10.11% -6.53%  5.94%  10.81% 12.00%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
International Bond

Portfolio Manager: Jon Jonsson, J.P. Morgan Investment Management, Inc.

PERFORMANCE SUMMARY

International Bond returned -1.72%* for the six months ended December 31, 2008.
By comparison, the JPMorgan Global Traded Government Bond Index (JPM GTGBI)
returned 6.91%, while the fund's benchmark--the JPM GTGBI with the U.S. excluded and Japan weighted at 15%--returned -1.06%.

The robust positive return of the JPM GTGBI reflected the generally positive environment for government bonds worldwide. The fund and its benchmark, however, posted a modestly negative return as the U.S. dollar strengthened, particularly against the euro and British pound, weakening returns on European government bonds. The smaller Japanese weighting than in the JPM GTGBI also weighed on results as the dollar declined versus the Japanese yen, boosting returns on
Japanese securities.

On a relative basis, the fund slightly underperformed its custom benchmark for the six-month period. While the fund's duration and currency positioning contributed positively to relative results, our yield curve positioning and a meaningful weighting in non-government bond holdings led to the overall underperformance of the benchmark.

PORTFOLIO STRATEGY AND POSITIONING

We maintained a longer duration (greater interest rate sensitivity) than the benchmark during the six-month period, reflecting our expectation that weaker global economic conditions would eventually force central banks to reduce interest rates. This in fact came to pass, so our longer duration added value to performance as bond yields declined.

The portfolio was also positioned to benefit from a steeper yield curve--that is, a wider gap between short- and long-term government bond yields. This strategy paid off in the third quarter of 2008 but detracted from results in the fourth quarter of the year as the yield curve flattened. Given expectations of further curve flattening as central banks inject more capital into the financial system, we reduced our bias toward a steeper yield curve near the end of the period.

Our position in non-government bonds, which comprised more than a quarter of the portfolio throughout the six-month period, hurt performance compared with the benchmark. Non-government bonds underperformed as stress and illiquidity in the credit markets weighed on this segment of the bond market.

Portfolio at a Glance
                               As of       As of
                             12/31/08     6/30/08

Weighted Average Maturity   10.0 years   9.0 years
Average Duration
(Modified)                   7.1 years   6.7 years

Types of Investments in Portfolio
                             % of net     % of net
                             assets as   assets as
                                of           of
                             12/31/08     6/30/08

Government Bonds               69.2%       70.9%
Credit                         26.0%       26.3%
Short-Term Investments         0.6%         0.5%
Temporary Cash Investments     3.3%         2.6%
Other Assets and
Liabilities                    0.9%        (0.3)%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

International Bond

Our currency positioning contributed positively to relative results during the period. The portfolio was consistently overweight the Japanese yen, which rallied sharply versus both the U.S. dollar and the euro for the six-month period. We were also short the euro, which was generally positive for performance, though the euro's rebound late in the period--as the rest of the world took more aggressive steps to cut interest rates--hurt results.

OUTLOOK

A severe global recession is under way, and we are at the point where unemployment and defaults are likely to accelerate. However, aggressively low central bank rates, government capital infusions into the financial system, and a significant revaluation in asset prices should all stimulate better liquidity in the markets.

In Europe, we believe that weaker economic data and declining inflation will convince the European Central Bank that lower interest rates are required, leading to lower bond yields and further declines in the euro. Despite nearly record-low interest rates in the U.K., economic indicators point toward an extended recession, which we think will result in additional interest rate cuts from the Bank of England. Meanwhile, we expect the Japanese yen to continue to benefit as a safe haven from financial market volatility.

UNDER NEW MANAGEMENT

As part of American Century Investments' ongoing effort to add long-term value for fund shareholders, the fund's investment advisor will be ending its subadvisory relationship with J.P. Morgan Investment Management effective
January 30, 2009, and bringing the management of the International Bond fund in-house under the leadership of a new portfolio management team. Portfolio managers John Lovito and Federico Garcia Zamora have extensive experience in the global fixed-income markets and a proven track record of outperformance managing a similar strategy.

While the fund's investment objectives will remain the same, the new managers intend to enhance the existing management approach through greater diversification, a focus on relative value, and improved risk management.

Bond Holdings by Country
                                  % of net         % of net
                                assets as of     assets as of
                                12/31/08 6/30/08

Japan                               15.0%            13.4%
Germany*                            15.0%            13.5%
United Kingdom                      9.5%             19.5%
Spain*                              8.7%             8.5%
Italy*                              7.5%             6.6%
France*                             6.6%             8.7%
Finland*                            4.9%             1.4%
Canada                              4.9%             3.8%
Belgium*                            4.8%             4.7%
Multi-National                      4.2%             3.8%
Denmark                             4.2%             4.3%
Netherlands*                        4.1%             4.4%
Sweden                              3.6%             2.7%
Ireland*                            2.3%             2.1%
Australia                           0.5%             0.3%
Cash and Equivalents**              4.2%             2.3%

* These countries are members of the euro-zone.

** Includes temporary cash investments and other assets and liabilities.

------

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an
American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the
$12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------

                      Beginning   Ending    Expenses Paid
                       Account    Account   During Period*  Annualized
                        Value      Value       7/1/08 -      Expense
                       7/1/08    12/31/08      12/31/08       Ratio*

ACTUAL
Investor Class         $1,000     $982.80       $4.10         0.82%
Institutional Class    $1,000     $983.90       $3.10         0.62%
A Class                $1,000     $981.70       $5.34         1.07%
B Class                $1,000     $978.00       $9.07         1.82%
C Class                $1,000     $978.00       $9.07         1.82%
R Class                $1,000     $980.10       $6.59         1.32%

HYPOTHETICAL
Investor Class         $1,000    $1,021.07      $4.18         0.82%
Institutional Class    $1,000    $1,022.08      $3.16         0.62%
A Class                $1,000    $1,019.81      $5.45         1.07%
B Class                $1,000    $1,016.03      $9.25         1.82%
C Class                $1,000    $1,016.03      $9.25         1.82%
R Class                $1,000    $1,018.55      $6.72         1.32%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

SCHEDULE OF INVESTMENTS
International Bond

DECEMBER 31, 2008 (UNAUDITED)

Principal Amount                                              Value

Government Bonds -- 69.2%

BELGIUM -- 4.8%
EUR        6,350,000  Kingdom of Belgium, 8.00%,
                      3/28/15                          $ 10,990,791
EUR       52,000,000  Kingdom of Belgium, 4.00%,
                      3/28/18                            73,464,566
                                                       --------------
                                                         84,455,357
                                                       --------------
CANADA -- 3.3%
CAD       22,000,000  Government of Canada, 3.75%,
                      6/1/12(1)                          19,139,733
CAD       28,500,000  Government of Canada, 5.00%,
                      6/1/14(1)                          26,716,586
CAD       11,301,000  Government of Canada, 5.75%,
                      6/1/33(1)                          12,458,654
                                                       --------------
                                                         58,314,973
                                                       --------------
DENMARK -- 4.2%
DKK      197,000,000  Kingdom of Denmark, 6.00%,
                      11/15/09                           37,711,428
DKK      180,000,000  Kingdom of Denmark, 5.00%,
                      11/15/13(1)                        36,493,713
                                                       --------------
                                                         74,205,141
                                                       --------------
FINLAND -- 4.9%
EUR       60,000,000  Government of Finland, 4.25%,
                      9/15/12                            87,132,032
                                                       --------------
FRANCE -- 4.4%
EUR       17,900,000  Government of France, 5.50%,
                      4/25/29                            30,251,881
EUR       10,700,000  Government of France, 5.75%,
                      10/25/32(1)                        18,961,407
EUR       18,180,000  Government of France, 4.75%,
                      4/25/35                            29,146,383
                                                       --------------
                                                         78,359,671
                                                       --------------
GERMANY -- 7.4%
EUR       56,500,000  German Federal Republic,
                           3.50%, 1/4/16(1) 82,348,795
EUR       19,340,000  German Federal Republic,
                            5.625%, 1/4/28 33,483,321
EUR        9,380,000  German Federal Republic,
                      4.75%, 7/4/34                      15,064,657
                                                       --------------
                                                        130,896,773
                                                       --------------
ITALY -- 7.5%
EUR       44,550,000  Republic of Italy, 5.25%,
                      8/1/17(1)                          66,223,576
EUR       32,070,000  Republic of Italy, 5.00%,
                      8/1/34(1)                          44,136,012
EUR       20,100,000  Republic of Italy, 4.00%,
                      2/1/37(1)                          23,744,199
                                                       --------------
                                                        134,103,787
                                                       --------------

Principal Amount                                              Value

JAPAN -- 14.2%
JPY     6,670,000,000 Government of Japan, 1.20%,
                      3/20/12(1)                       $ 75,127,525
JPY     7,186,400,000 Government of Japan, 1.30%,
                      3/20/15(1)                         81,861,380
JPY     1,918,000,000 Government of Japan, 1.70%,
                      12/20/16(1)                        22,550,306
JPY     1,580,000,000 Government of Japan, 1.80%,
                      6/20/18(1)                         18,552,355
JPY     2,950,000,000 Government of Japan, 1.50%,
                      9/20/18                            33,665,276
JPY     1,701,000,000 Government of Japan, 2.10%,
                      12/20/26(1)                        19,799,302
                                                       --------------
                                                        251,556,144
                                                       --------------
NETHERLANDS -- 4.1%
EUR       27,000,000  Kingdom of Netherlands, 4.25%,
                      7/15/13                            39,636,784
EUR       22,450,000  Kingdom of Netherlands, 4.00%,
                      1/15/37                            32,572,630
                                                       --------------
                                                         72,209,414
                                                       --------------
SPAIN -- 4.5%
EUR       54,550,000  Government of Spain, 5.40%,
                      7/30/11(1)                         80,611,698
                                                       --------------
SWEDEN -- 3.6%
SEK      100,000,000  Government of Sweden, 5.25%,
                      3/15/11                            13,667,246
SEK      352,860,000  Government of Sweden, 5.50%,
                      10/8/12                            50,587,317
                                                       --------------
                                                         64,254,563
                                                       --------------
UNITED KINGDOM -- 6.3%
GBP       33,000,000  Government of United Kingdom,
                      5.00%, 3/7/12                      51,402,726
GBP        3,100,000  Government of United Kingdom,
                      8.00%, 6/7/21                       6,514,566
GBP        5,850,000  Government of United Kingdom,
                           4.25%, 6/7/32(1) 8,850,859
GBP       27,700,000  Government of United Kingdom,
                            4.50%, 12/7/42 45,351,288
                                                       --------------
                                                        112,119,439
                                                       --------------
TOTAL GOVERNMENT BONDS
(Cost $1,201,498,506)                                  1,228,218,992
                                                       --------------

------

International Bond

Principal Amount                                              Value

Credit -- 26.0%

AUSTRALIA -- 0.5%
AUD       12,100,000  New South Wales Treasury
                      Corp., 5.50%, 3/1/17              $ 8,806,078
                                                       --------------
CANADA -- 1.6%
EUR       20,000,000  Royal Bank of Canada, MTN,
                            4.50%, 11/5/12               28,264,582
                                                       --------------
FRANCE -- 1.6%
JPY     2,750,000,000 Compagnie de Financement
                     Foncier, MTN, 1.25%, 12/1/11        29,320,157
                                                       --------------
GERMANY -- 7.6%
EUR       44,300,000  Eurohypo AG, (Covered Bond),
                            3.75%, 4/11/11 62,129,672
GBP       21,900,000  KfW, MTN, 5.50%, 9/15/09           32,391,118
JPY     1,100,000,000 KfW, 2.60%, 6/20/37                12,461,040
EUR       19,000,000  Landesbank Baden-Wurttemberg,
                         MTN, 4.50%, 10/5/12             27,486,457
                                                       --------------
                                                        134,468,287
                                                       --------------
IRELAND -- 2.3%
EUR       19,800,000  AIB Mortgage Bank, MTN, 3.50%,
                      4/30/09                            27,527,146
EUR       10,000,000  Ulster Bank Finance plc, MTN,
                      VRN, 3.11%, 3/30/09, resets
                      quarterly off the 3-month
                      Euribor plus 0.09% with no caps    13,788,559
                                                       --------------
                                                         41,315,705
                                                       --------------
JAPAN -- 0.8%
JPY     1,280,000,000 Development Bank of Japan,
                            2.30%, 3/19/26 14,551,658
                                                       --------------
MULTI-NATIONAL -- 4.2%
GBP       10,550,000  European Investment Bank, MTN,
                      4.75%, 6/6/12                      15,982,480
EUR       39,000,000  European Investment Bank,
                           5.375%, 10/15/12 58,602,793
                                                       --------------
                                                         74,585,273
                                                       --------------
SPAIN -- 4.2%
EUR       43,400,000  AYT Cedulas Cajas VII, 4.00%,
                      6/23/11                            59,089,995
EUR                   1,818,817 FTA Santander Auto, VRN, 4.08%, 2/25/09, resets
                      quarterly off the 3-month Euribor plus 0.06% with no
                      caps(1) 2,461,452

Principal Amount                                              Value

EUR       12,491,743  UCI, VRN, 3.34%, 3/18/09,
                      resets quarterly off the
                      3-month Euribor plus 0.14%
                      with no caps(1)                  $ 12,713,751
                                                       --------------
                                                         74,265,198
                                                       --------------
UNITED KINGDOM -- 3.2%
EUR       10,000,000  Barclays Bank plc, MTN, VRN,
                      5.27%, 1/20/09, resets
                      quarterly off the 3-month
                      Euribor plus 0.18% with no caps    11,276,475
GBP       12,550,000  Network Rail Infrastructure
                      Finance plc, MTN, 4.75%,
                      11/29/35                           19,646,410
EUR       20,000,000  Royal Bank of Scotland Group
                      plc, MTN, 3.25%, 1/25/13           26,027,435
                                                       --------------
                                                         56,950,320
                                                       --------------
TOTAL CREDIT
(Cost $462,628,034)                                     462,527,258
                                                       --------------

Short-Term Investments -- 0.6%

FRANCE -- 0.6%
EUR        8,215,000  Government of France Treasury
                      Bill, 2.17%, 5/20/09(2)
(Cost $10,364,108)                                       11,343,893
                                                       --------------

Shares

Temporary Cash Investments -- 3.3%

                  58  JPMorgan U.S. Treasury Plus
                      Money Market Fund Agency
                      Shares(1) 58

Repurchase Agreement, Goldman Sachs Group, Inc.
(The), (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/19, valued at
$58,868,262), in a joint trading account at 0.005%,
dated 12/31/08, due 1/2/09 (Delivery value
$57,762,016)                                             57,762,000
                                                       --------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $57,762,058)                                       57,762,058
                                                       --------------
TOTAL INVESTMENT SECURITIES -- 99.1%
(Cost $1,732,252,706)                                  1,759,852,201
                                                       --------------
OTHER ASSETS AND LIABILITIES -- 0.9%                     15,475,382
                                                       --------------
TOTAL NET ASSETS -- 100.0%                             $1,775,327,583
                                                       ==============

------

International Bond

Futures Contracts
                                                   Underlying
                                                      Face     Unrealized
                                      Expiration     Amount      Gain
        Contracts Purchased              Date       at Value    (Loss)

     87  Canada 10-year 6% Bond       March 2009   $           $ 284,504
         Future                                     8,933,269

    767  Euro-Bund 10-year 6%         March 2009   133,100,457   711,122
         Future

  2,589  Euro-Schatz 2-year 6%        March 2009
         Future                                    386,767,277 2,484,548

      5  Japan 10-year 6% Bond        March 2009    7,728,627     58,844
         Future

    174  U.K. Treasury 10-year 6%     March 2009   30,888,305
         Future                                                2,047,648
                                                   ----------------------
                                                   $567,417,935$5,586,666
                                                   ======================

                                                   Underlying
                                                      Face     Unrealized
                                      Expiration   Amount at   Gain
          Contracts Sold                 Date        Value      (Loss)

  219     Euro-Bobl 5-year 6% Bond    March 2009   $35,376,759  $1,386
                   Future
                                                   ======================

Forward Foreign Currency Exchange Contracts

                               Settlement                  Unrealized
     Contracts to Sell            Date          Value      Gain (Loss)

   250,307,128  JPY for AUD      1/13/09      $ 2,761,712   $ (71,191)
   806,757,262  JPY for AUD      1/13/09        8,901,190       94,198
     5,170,013  EUR for CAD      1/13/09        7,183,957      114,784
   314,283,757  JPY for CAD      1/13/09        3,467,585     (81,396)
     5,138,683  AUD for EUR      1/13/09        3,579,401    (185,197)
    10,855,955  CAD for EUR      1/13/09        8,792,668    (159,728)

    17,558,152  CHF for EUR      1/13/09       16,497,836  (1,952,988)
     2,282,836  GBP for EUR      1/13/09        3,281,418      112,787
    11,302,047  GBP for EUR      1/13/09       16,245,901      734,880
   480,839,555  JPY for EUR      1/13/09        5,305,244    (125,480)
    18,906,318  NOK for EUR      1/13/09        2,698,390       86,906
    64,152,411  NOK for EUR      1/13/09        9,156,103      148,321
   173,978,042  SEK for EUR      1/13/09       21,996,912      612,159
    26,630,433  SEK for GBP      1/13/09        3,367,019       43,354
    28,279,879  SEK for GBP      1/13/09        3,575,566    (146,684)
    10,573,467  CHF for JPY      1/13/09        9,934,948  (1,157,301)
     2,837,890  GBP for JPY      1/13/09        4,079,269      308,552
     8,963,157  AUD for NOK      1/13/09        6,243,377    (343,409)
     3,356,037  CHF for NOK      1/13/09        3,153,370    (346,479)
     3,490,702  CHF for NOK      1/13/09        3,279,903    (383,606)
    82,807,169  NOK for SEK      1/13/09       11,818,589      291,791
     4,258,420  CAD for USD      1/13/09        3,449,063     (61,929)
    25,772,127  CAD for USD      1/13/09       20,873,867    (456,225)
     4,297,713  CHF for USD      1/13/09        4,038,179    (482,413)
     6,103,974  CHF for USD      1/13/09        5,735,362    (671,715)
   280,252,921  DKK for USD      1/13/09       52,303,134  (4,970,950)
     1,550,929  EUR for USD      1/13/09        2,155,083        9,117
     5,239,388  EUR for USD      1/13/09        7,280,357    (548,686)
     1,477,520  GBP for USD      1/13/09        2,123,831       58,155
     3,930,688  GBP for USD      1/13/09        5,650,090      130,294
   294,855,320  JPY for USD      1/13/09        3,253,225       79,727
   760,000,000  JPY for USD      1/13/09        8,385,303    (173,703)
 1,640,809,055  JPY for USD      1/13/09       18,103,529    (419,043)

------

International Bond
                               Settlement                  Unrealized
     Contracts to Sell            Date          Value      Gain (Loss)

    13,806,616  NOK for USD      1/13/09      $ 1,970,539     $ 85,902
    16,571,617  NOK for USD      1/13/09        2,365,171       20,146
    18,780,966  NOK for USD      1/13/09        2,680,499        4,740
   365,720,768  SEK for USD      1/13/09       46,239,903  (2,545,666)
                                             ------------- -------------
                                             $341,927,493  $(12,347,976)
                                             ============= =============
 (Value on Settlement Date $329,579,517)

                                                           Unrealized
     Contracts to Buy        Settlement Date     Value     Gain (Loss)
                 AUD for
      4,192,475  JPY             1/13/09      $ 2,920,311    $ 229,790
                 AUD for
     13,151,793  JPY             1/13/09        9,161,013      165,625
                 CAD for
      8,820,601  EUR             1/13/09        7,144,154    (154,587)
                 CAD for
      4,243,064  JPY             1/13/09        3,436,626       50,437
                 EUR for
      2,608,565  AUD             1/13/09        3,624,715      230,510
                 EUR for
      6,678,327  CAD             1/13/09        9,279,825      646,885
                 EUR for
     11,264,685  CHF             1/13/09       15,652,768    1,107,919
                 EUR for
      2,608,565  GBP             1/13/09        3,624,715      230,510
                 EUR for
     13,370,694  GBP             1/13/09       18,579,159    1,598,377
                 EUR for
      4,006,996  JPY             1/13/09        5,567,895      388,131
                 EUR for
      2,033,552  NOK             1/13/09        2,825,709       40,413
                 EUR for
      6,984,027  NOK             1/13/09        9,704,609      400,185
                 EUR for
     15,725,862  SEK             1/13/09       21,851,767    (757,305)
                 GBP for
      2,201,590  SEK             1/13/09        3,164,632    (245,741)
                 GBP for
      2,328,138  SEK             1/13/09        3,346,536     (82,346)
                 JPY for
    807,897,463  CHF             1/13/09        8,913,770      136,123
                 JPY for
    389,444,242  GBP             1/13/09        4,296,853     (90,968)
                 NOK for
     41,670,613  AUD             1/13/09        5,947,406       47,439
                 NOK for
     19,815,847  CHF             1/13/09        2,828,201       21,310
                 NOK for
     20,617,568  CHF             1/13/09        2,942,627       46,330
                 SEK for
     93,788,394  NOK             1/13/09       11,858,135    (252,245)
                 AUD for
     17,164,543  USD             1/13/09       11,956,134      932,344
                 CAD for
      3,650,937  USD             1/13/09        2,957,039       59,469
                 CAD for
      4,441,000  USD             1/13/09        3,596,942    (106,339)
                 CHF for
     45,557,483  USD             1/13/09       42,806,321    5,332,042
                 EUR for
     16,000,000  USD             1/13/09       22,232,693    1,897,142
                 EUR for
      2,918,639  USD             1/13/09        4,055,575      369,334
                 EUR for
      7,649,798  USD             1/13/09       10,629,726      996,741
                 EUR for
      9,000,000  USD             1/13/09       12,505,890      829,290
                 GBP for
      1,700,000  USD             1/13/09        2,443,631     (68,680)
                 GBP for
      2,000,000  USD             1/13/09        2,874,860    (367,154)
                 GBP for
     32,561,790  USD             1/13/09       46,805,294    (580,739)
                 JPY for
  1,690,000,000  USD             1/13/09       18,646,267        4,430
                 NOK for
    453,805,179  USD             1/13/09       64,768,993    1,766,747
                                              --------------------------
                                              $402,950,791 $14,821,419
                                              ==========================

(Value on Settlement Date $388,129,372)

------

International Bond

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

Euribor = Euro Interbank Offered Rate

GBP = British Pound

JPY = Japanese Yen

MTN = Medium Term Note

NOK = Norwegian Krona

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK = Swedish Krona

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2008.

(1) Security, or a portion thereof, has been segregated for futures contracts.
At the period end, the aggregate value of securities pledged was $602,795,000.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of
$1,732,252,706)                                        $1,759,852,201

Foreign currency holdings, at value (cost of
$3,011,033)                                                 2,988,847

Receivable for forward foreign currency exchange
contracts                                                  20,463,336

Receivable for capital shares sold                          2,173,608

Receivable for investments sold                                99,756

Receivable for variation margin on futures contracts          138,121

Interest receivable                                        27,144,994
                                                       --------------
                                                        1,812,860,863
                                                       --------------

LIABILITIES

Disbursements in excess of demand deposit cash                 29,146

Payable for investments purchased                             101,436

Payable for forward foreign currency exchange
contracts                                                  17,989,893

Payable for capital shares redeemed                        18,209,786

Accrued management fees                                     1,180,067

Distribution fees payable                                       1,325

Service fees (and distribution fees -- A Class and R
Class) payable                                                 21,627
                                                       --------------
                                                           37,533,280
                                                       --------------

NET ASSETS                                             $1,775,327,583
                                                       ==============

See Notes to Financial Statements.

------

DECEMBER 31, 2008 (UNAUDITED)

NET ASSETS CONSIST OF:

Capital paid in                                        $1,728,117,498

Undistributed net investment income                        13,516,334

Accumulated net realized loss on investment and
foreign currency transactions                             (1,262,623)

Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                                 34,956,374
                                                       --------------
                                                       $1,775,327,583
                                                       ==============

INVESTOR CLASS

Net assets                                             $1,481,414,346

Shares outstanding                                        104,969,894

Net asset value per share                                      $14.11

INSTITUTIONAL CLASS

Net assets                                               $191,565,916

Shares outstanding                                         13,580,903

Net asset value per share                                      $14.11

A CLASS

Net assets                                                $99,873,718

Shares outstanding                                          7,094,406

Net asset value per share                                      $14.08

Maximum offering price (net asset value divided by
0.955)                                                         $14.74

B CLASS

Net assets                                                   $195,954

Shares outstanding                                             13,860

Net asset value per share                                      $14.14

C CLASS

Net assets                                                 $2,218,403

Shares outstanding                                            156,926

Net asset value per share                                      $14.14

R CLASS

Net assets                                                    $59,246

Shares outstanding                                              4,196

Net asset value per share                                      $14.12

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Interest (net of foreign taxes withheld of $268,480)     $ 39,966,265
                                                        -------------

EXPENSES:

Management fees                                             7,822,042

Distribution fees:

 B Class                                                          881

 C Class                                                        5,883

Service fees:

 B Class                                                          294

 C Class                                                        1,961

 A Class                                                      143,095

 R Class                                                           88

Trustees' fees and expenses                                    73,405

Other expenses                                                  1,869
                                                        -------------
                                                            8,049,518
                                                        -------------

NET INVESTMENT INCOME (LOSS)                               31,916,747
                                                        -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                   (5,886,024)

Futures transactions                                       26,481,803

Foreign currency transactions                             (21,295,831)
                                                        -------------
                                                            (700,052)
                                                        -------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)
ON:

Investments                                               128,204,761

Futures                                                    12,003,186

Translation of assets and liabilities in foreign
currencies                                              (233,347,324)
                                                        -------------
                                                         (93,139,377)
                                                        -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                  (93,839,429)
                                                        -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                              $(61,922,682)
                                                        =============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE
30, 2008

                                           December 31,    June 30,
Increase (Decrease) in Net Assets             2008           2008

OPERATIONS

Net investment income (loss)             $  31,916,747  $  59,286,588

Net realized gain (loss)                      (700,052)    91,922,479

Change in net unrealized appreciation
(depreciation)                             (93,139,377)   100,361,094
                                         ----------------------------
Net increase (decrease) in net assets
resulting from operations                  (61,922,682)   251,570,161
                                         ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                            (60,872,114)  (66,007,588)

 Institutional Class                       (10,199,244)   (6,253,078)

 A Class                                    (3,968,570)   (3,465,855)

 B Class                                        (6,286)       (1,894)

 C Class                                       (42,029)       (9,293)

 R Class                                        (1,257)         (738)

From net realized gains:

 Investor Class                            (22,068,352)            --

 Institutional Class                        (3,027,689)            --

 A Class                                    (1,504,198)            --

 B Class                                        (3,188)            --

 C Class                                       (26,835)            --

 R Class                                          (651)            --
                                         ----------------------------
Decrease in net assets from
distributions                              (101,720,413) (75,738,446)
                                         ----------------------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets
from capital share transactions            (249,135,891)  389,376,027
                                         ----------------------------

NET INCREASE (DECREASE) IN NET ASSETS      (412,778,986)  565,207,742

NET ASSETS

Beginning of period                       2,188,106,569 1,622,898,827
                                         ----------------------------
End of period                            $1,775,327,583$2,188,106,569
                                         ============================

Undistributed net investment income         $13,516,334   $56,689,087
                                         ============================

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Bond Fund (the fund) is the sole fund issued by the trust. The fund is nondiversified under the 1940
Act. The fund's investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the B Class, C Class and R Class commenced on September 28, 2007.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

------

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the
American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently.
Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the
Investment Category Fee range from 0.4925% to 0.6100% and the rates for the
Complex Fee (Investor Class, A Class, B Class, C Class and R Class) range from
0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2008 was 0.81% for all classes except
Institutional Class, which was 0.61%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2008, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) (the subadvisor) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the
Board of Trustees. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. The fund is eligible to invest in a money market fund for temporary purposes, which is managed by JPMIM. JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.
Effective September 6, 2008, JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2008, were $600,623,074 and $878,296,036, respectively.

------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                     Six months ended             Year ended
                    December 31, 2008          June 30, 2008(1)
                   Shares       Amount       Shares       Amount
INVESTOR CLASS

Sold             15,146,482  $ 217,594,310   58,703,188  $ 880,473,144

Issued in
reinvestment
of
distributions     5,338,393     75,453,056    3,769,662     54,589,092

Redeemed        (35,197,585)  (489,572,658) (48,003,046)  (719,473,998)
                 -----------------------------------------------------
                (14,712,710)  (196,525,292)  14,469,804)   215,588,238
                 -----------------------------------------------------

INSTITUTIONAL
CLASS

Sold              5,433,341     79,951,766   11,397,882    170,946,406

Issued in
reinvestment
of
distributions       443,728      6,279,180      119,470      1,730,588

Redeemed         (8,811,071)  (124,151,645)  (2,981,828)   (45,027,507)
                 ------------------------------------------------------

                 (2,934,002)   (37,920,699)   8,535,524    127,649,487
                 ------------------------------------------------------

A CLASS

Sold              1,661,584     23,875,535    5,580,843     83,449,898

Issued in
reinvestment
of
distributions       370,978      5,228,461      223,013      3,221,526

Redeemed         (3,221,628)   (44,606,721)  (2,844,388)   (42,344,326)
                 ------------------------------------------------------

                 (1,189,066)   (15,502,725)   2,959,468     44,327,098
                 ------------------------------------------------------

B CLASS

Sold                  2,357         33,416       20,724        314,737

Issued in
reinvestment
of
distributions           347          4,892           75          1,085

Redeemed             (6,017)       (82,916)      (3,626)       (56,152)
                 ------------------------------------------------------
                     (3,313)       (44,608)      17,173        259,670
                 ------------------------------------------------------

C CLASS

Sold                 89,628      1,277,814      131,172      2,009,242

Issued in
reinvestment
of
distributions         3,313         46,989          524          7,632

Redeemed            (35,517)      (500,566)     (32,194)      (492,185)
                 ------------------------------------------------------
                     57,424        824,237       99,502      1,524,689
                 ------------------------------------------------------

R CLASS

Sold                  2,257         31,909        1,872         27,300

Issued in
reinvestment
of
distributions           135          1,908           51            738

Redeemed                (44)          (621)         (75)        (1,193)
                 ------------------------------------------------------
                      2,348         33,196        1,848         26,845
                 ------------------------------------------------------
Net increase
(decrease)      (18,779,319) $(249,135,891)  26,083,319   $389,376,027
                 ======================================================

(1) September 28, 2007 (commencement of sale) through June 30, 2008 for the B
Class, C Class and R Class.

------

5. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of December
31, 2008:

                                                              Unrealized
                                                                 Gain
                                                                (Loss)
                                                Value of       on Other
                                               Investment     Financial
Valuation Inputs                               Securities     Instruments*

Level 1 -- Quoted Prices                               $ 58           --

Level 2 -- Other Significant Observable
Inputs                                        1,759,852,143   $8,061,495

Level 3 -- Significant Unobservable Inputs               --           --
                                              ---------------------------

                                             $1,759,852,201   $8,061,495
                                             ============================

*Includes forward foreign currency exchange contracts and futures contracts.

6. BANK LINE OF CREDIT

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with
Bank of America, N.A. The line expired December 10, 2008, and was not renewed.
The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended December 31, 2008.

7. INTERFUND LENDING

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an
Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days.
The program is subject to annual approval by the Board of Trustees. During the six months ended December 31, 2008, the fund did not utilize the program.

8. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

------

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of foreign currency gains, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                $1,733,611,580
                                               ==============

Gross tax appreciation of investments            $117,141,695

Gross tax depreciation of investments             (90,901,074)
                                                --------------
Net tax appreciation (depreciation) of
investments                                     $  26,240,621
                                                ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2008 the fund had a currency loss deferral of $(6,128,923). The currency loss deferral represents net foreign currency losses incurred in the eight-month period ended June 30, 2008. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. CORPORATE EVENT

Effective January 30, 2009, ACIM will terminate the Subadvisory Agreement with
JPMIM on behalf of the fund. ACIM will assume the day-to-day management responsibilities performed by the subadvisor. The termination of the Subadvisory
Agreement was approved by the Board of Trustees on November 5, 2008.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in September
2006, which is effective for fiscal years beginning after November 15, 2007. FAS
157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
International Bond

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                  2008(1)       2008   2007(2)       2006       2005  2004(3) 2003(3)
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period          $15.13     $13.69    $13.78     $13.03     $14.76  $13.64   $12.19
                 --------   --------  --------   --------   --------  ----------------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(4)           0.23       0.45      0.20       0.34       0.30    0.36     0.37

 Net Realized
 and
 Unrealized
 Gain (Loss)       (0.50)       1.58    (0.26)       0.73     (1.49)    1.40     2.03
                 --------   --------  --------   --------   --------  ----------------
 Total From
 Investment
 Operations        (0.27)       2.03    (0.06)       1.07     (1.19)    1.76     2.40
                 --------   --------  --------   --------   --------  ----------------
Distributions

 From Net
 Investment
 Income            (0.54)     (0.59)    (0.03)     (0.31)     (0.41)  (0.59)   (0.85)

 From Net
 Realized
 Gains             (0.21)         --        --     (0.01)     (0.13)  (0.05)   (0.10)
                 --------   --------  --------   --------   --------  ----------------
 Total
 Distributions     (0.75)     (0.59)    (0.03)     (0.32)     (0.54)  (0.64)   (0.95)
                 --------   --------  --------   --------   --------  ----------------
Net Asset
Value, End
of Period          $14.11     $15.13    $13.69     $13.78     $13.03  $14.76   $13.64
                 ========   ========  ========   ========   ========  ================

TOTAL
RETURN(5)         (1.72)%     15.03%   (0.45)%      8.25%    (8.23)%  13.10%   19.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets           0.82%(6)      0.82%  0.83%(6)      0.82%      0.82%   0.83%    0.84%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets       3.21%(6)      3.01%  2.95%(6)      2.51%      2.17%   2.60%    2.80%

Portfolio
Turnover Rate         33%        74%       37%       206%       226%    104%     112%
                          4                    2                             8
Net Assets,
End of Period
(in thousands)   $1,481,41 $1,811,299 $1,440,76 $1,317,505 $1,040,576 $976,82 $622,657

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Certain distributions in 2004 and 2003 were reclassified between net investment income and net realized gains to conform to current year presentation.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------

International Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                  2008(1)     2008  2007(2)     2006      2005  2004(3)(4)
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period          $15.15   $13.70   $13.78   $13.04    $14.77    $13.37
                  -------- -------- -------- -------- --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(5)           0.24     0.48     0.21     0.35      0.36      0.17

 Net
 Realized and
 Unrealized
 Gain (Loss)       (0.50)     1.58   (0.26)     0.74    (1.52)      1.84
                  -------- -------- -------- -------- --------  --------
 Total From
 Investment
 Operations        (0.26)     2.06   (0.05)     1.09    (1.16)      2.01
                  -------- -------- -------- -------- --------  --------
Distributions

 From Net
 Investment
 Income            (0.57)   (0.61)   (0.03)   (0.34)    (0.44)    (0.57)

 From Net
 Realized
 Gains             (0.21)       --       --   (0.01)    (0.13)    (0.04)
                  -------- -------- -------- -------- --------  --------
 Total
 Distributions     (0.78)   (0.61)   (0.03)   (0.35)    (0.57)    (0.61)
                  -------- -------- -------- -------- --------  --------
Net Asset
Value, End
of Period          $14.11   $15.15   $13.70   $13.78    $13.04    $14.77
                  ======== ======== ======== ======== ========  ========

TOTAL RETURN(6)   (1.61)%   15.29%  (0.34)%    8.43%   (7.98)%    15.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets            0.62%(7)   0.62%  0.63%(7)   0.62%     0.62%  0.63%(7)

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets        3.41%(7)   3.21%  3.15%(7)   2.71%     2.37%  2.88%(7)

Portfolio
Turnover Rate         33%      74%      37%     206%      226%   104%(8)

Net Assets,
End of
Period (in
thousands)        $191,566 $250,179 $109,350 $88,812    $6,329    $1,263

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) August 2, 2004 (commencement of sale) through December 31, 2004.

(4) Certain distributions in 2004 were reclassified between net investment income and net realized gains to conform to current year presentation.

(5) Computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

International Bond

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                 2008(2)     2008  2007(3)     2006     2005    2004(4)   2003(4)
PER-SHARE DATA

Net Asset
Value,
Beginning
of Period         $15.07   $13.67   $13.77   $13.01   $14.75     $13.62    $12.16
                 -------- -------- -------- -------- --------  --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(5)          0.21     0.41     0.18     0.30     0.27       0.32      0.29

 Net Realized
 and
 Unrealized
 Gain (Loss)      (0.50)     1.54   (0.26)     0.74   (1.51)       1.42      2.08
                 -------- -------- -------- -------- --------  --------  --------
 Total From
 Investment
 Operations       (0.29)     1.95   (0.08)     1.04   (1.24)       1.74      2.37
                 -------- -------- -------- -------- --------  --------  --------
Distributions

 From Net
 Investment
 Income           (0.49)   (0.55)   (0.02)   (0.27)   (0.37)     (0.56)    (0.81)

 From Net
 Realized
 Gains            (0.21)       --       --   (0.01)   (0.13)     (0.05)    (0.10)
                 -------- -------- -------- -------- --------  --------  --------
 Total
 Distributions    (0.70)   (0.55)   (0.02)   (0.28)   (0.50)     (0.61)    (0.91)
                 -------- -------- -------- -------- --------  --------  --------
Net Asset
Value, End
of Period         $14.08   $15.07   $13.67   $13.77   $13.01     $14.75    $13.62
                 ======== ======== ======== ======== ========  ========  ========

TOTAL RETURN(6)  (1.83)%   14.50%  (0.57)%    8.03%  (8.47)%     12.93%    19.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets           1.07%(7)   1.07%  1.08%(7)   1.07%    1.07%      1.08%     1.09%

Ratio of Net
Investment
Income (Loss)
to Average
Net Assets       2.96%(7)   2.76%  2.70%(7)   2.26%    1.92%      2.35%     2.55%

Portfolio
Turnover Rate        33%      74%      37%     206%     226%       104%      112%

Net Assets,
End of Period
(in thousands)   $99,874  $124,844 $72,787  $65,452  $61,663    $42,736   $21,137

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended December 31, 2008 (unaudited).

(3) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(4) Certain distributions in 2004 and 2003 were reclassified between net investment income and net realized gains to conform to current year presentation

(5) Computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------

International Bond

B Class
For a Share Outstanding Throughout the Periods Indicated
                                              2008(1)  2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $15.05   $14.55
                                              -------- --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.16     0.22

 Net Realized and Unrealized Gain (Loss)       (0.50)     0.69
                                              -------- --------
 Total From Investment Operations              (0.34)     0.91
                                              -------- --------
Distributions

 From Net Investment Income                    (0.36)   (0.41)

 From Net Realized Gains                       (0.21)       --
                                              -------- --------
 Total Distributions                           (0.57)   (0.41)
                                              -------- --------
Net Asset Value, End of Period                 $14.14   $15.05
                                              ======== ========

TOTAL RETURN(4)                               (2.20)%    6.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets                                        1.82%(5) 1.82%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                         2.21%(5) 1.96%(5)

Portfolio Turnover Rate                           33%   74%(6)

Net Assets, End of Period (in thousands)         $196     $258

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------

International Bond

C Class
For a Share Outstanding Throughout the Periods Indicated
                                              2008(1)  2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $15.05   $14.55
                                              -------- --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.17     0.22

 Net Realized and Unrealized Gain (Loss)       (0.51)     0.69
                                              -------- --------
 Total From Investment Operations              (0.34)     0.91
                                              -------- --------
Distributions

 From Net Investment Income                    (0.36)   (0.41)

 From Net Realized Gains                       (0.21)       --
                                              -------- --------
 Total Distributions                           (0.57)   (0.41)
                                              -------- --------
Net Asset Value, End of Period                 $14.14   $15.05
                                              ======== ========

TOTAL RETURN(4)                               (2.20)%    6.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets                                        1.82%(5) 1.82%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                         2.21%(5) 1.93%(5)

Portfolio Turnover Rate                           33%   74%(6)

Net Assets, End of Period (in thousands)       $2,218   $1,497

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------

International Bond

R Class
For a Share Outstanding Throughout the Periods Indicated
                                              2008(1)  2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $15.09   $14.55
                                              -------- --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.19     0.28

 Net Realized and Unrealized Gain (Loss)       (0.50)     0.69
                                              -------- --------
 Total From Investment Operations              (0.31)     0.97
                                              -------- --------
Distributions

 From Net Investment Income                    (0.45)   (0.43)

 From Net Realized Gains                       (0.21)       --
                                              -------- --------
 Total Distributions                           (0.66)   (0.43)
                                              -------- --------
Net Asset Value, End of Period                 $14.12   $15.09
                                              ======== ========

TOTAL RETURN(4)                               (1.99)%    6.76%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets                                        1.32%(5) 1.32%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                         2.71%(5) 2.45%(5)

Portfolio Turnover Rate                           33%   74%(6)

Net Assets, End of Period (in thousands)          $59      $28

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan.
You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century Investments' website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The JPMORGAN GLOBAL TRADED GOVERNMENT BOND INDEX (JPM GTGBI) is a
market-capitalization weighted index consisting of regularly traded, fixed-rate government bonds from certain developed foreign countries in North America,
Europe, Asia, and Australia.

The JPMORGAN GOVERNMENT BOND INDEX - GLOBAL (GBI GLOBAL), EXCLUDING U.S. is a
market-capitalization weighted index consisting of returns from investing in 13 developed government bond markets with the U.S. excluded.

The FUND BENCHMARK is the JPM GTGBI with the U.S. excluded and Japan weighted at
15%.

------

NOTES

------

[back cover]

[american century investments logo and text logo (R)]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . .   1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . .   1-800-345-2021 or
                                                     816-531-5575

INVESTORS USING ADVISORS . . . . . . . . . . . . .   1-800-378-9878
.. .

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . .   1-800-345-3533
.. .

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . .   1-800-345-6488
.. .

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . .   1-800-634-4113
.. .

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64105N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:     /s/ Jonathan S. Thomas
        -----------------------------------------
        Name:  Jonathan S. Thomas
        Title: President

Date:   February 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jonathan S. Thomas
        -----------------------------------------
        Name:  Jonathan S. Thomas
        Title: President
               (principal executive officer)

Date:    February 27, 2009

By:     /s/ Robert J. Leach
        -----------------------------------------
        Name:  Robert J. Leach
        Title: Vice President, Treasurer, and
               Chief Financial Officer
               (principal financial officer)

Date:    February 27, 2009